Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	12 Months Ended
Sep. 30, 2012
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	$ 853,075
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	3.00
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	16,419
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	4.50
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	307,800
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	2.00
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	200,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	1.50
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	135,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	2.00
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 11	4,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 12	2.00
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 13	33,334
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 14	4.00
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 15	2,700,513
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 16	0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights 17	$ 4,250,141